AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 70.2%
Common Stocks — 47.2%
Australia — 0.3%
BHP Group Ltd.	81,368	$2,022,657
Rio Tinto PLC	39,063	2,113,538
Woodside Energy Group Ltd.	41,162	841,002
		4,977,197
Austria — 0.0%
Erste Group Bank AG	28,989	635,502
Belgium — 0.1%
KBC Group NV	54,389	2,580,975
Brazil — 0.1%
Ambev SA, ADR	33,076	93,605
B3 SA - Brasil Bolsa Balcao	50,783	123,796
Centrais Eletricas Brasileiras SA	8,270	66,045
EDP - Energias do Brasil SA	13,079	53,098
Itau Unibanco Holding SA, ADR(a)	69,762	360,669
Localiza Rent a Car SA	11,720	132,336
Lojas Renner SA	30,983	160,361
Magazine Luiza SA*	37,854	31,648
MercadoLibre, Inc.*	329	272,340
NU Holdings Ltd. (Class A Stock)*	7,392	32,525
Porto Seguro SA	6,810	26,663
Raia Drogasil SA	45,735	192,882
Suzano SA	13,901	115,113
TIM SA, ADR(a)	6,547	73,195
Vale SA, ADR(a)	29,216	389,157
WEG SA	45,449	270,031
XP, Inc. (Class A Stock)*	1,093	20,778
		2,414,242
Canada — 0.4%
Alimentation Couche-Tard, Inc.	33,685	1,356,081
Canadian National Railway Co.	21,658	2,338,973
Fairfax Financial Holdings Ltd. (OOTC)	36	16,452
Fairfax Financial Holdings Ltd. (TSE)	2,334	1,065,984
Ritchie Bros. Auctioneers, Inc.	11,775	735,702
Toronto-Dominion Bank (The)	36,479	2,237,305
		7,750,497
Chile — 0.0%
Banco Santander Chile, ADR(a)	5,403	75,696
Cencosud SA	20,138	25,471
		101,167
China — 1.4%
Alibaba Group Holding Ltd.*	117,952	1,177,083
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,900	15,788
Angel Yeast Co. Ltd. (Class A Stock)	5,400	31,348
Anhui Conch Cement Co. Ltd. (Class H Stock)	9,500	30,027
ANTA Sports Products Ltd.	11,800	123,862
Baidu, Inc., ADR*	1,033	121,367
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	94,300	69,277
BeiGene Ltd., ADR*	95	12,808
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	9,000	$33,175
BOE Technology Group Co. Ltd. (Class A Stock)	142,200	64,966
Budweiser Brewing Co. APAC Ltd., 144A	63,400	165,097
BYD Co. Ltd. (Class H Stock)	2,500	61,589
Chacha Food Co. Ltd. (Class A Stock)	10,200	65,856
China Conch Environment Protection Holdings Ltd.*	20,000	10,235
China Construction Bank Corp. (Class H Stock)	725,000	418,471
China International Capital Corp. Ltd. (Class H Stock), 144A	48,000	69,227
China Lesso Group Holdings Ltd.	43,000	39,801
China Life Insurance Co. Ltd. (Class H Stock)	91,000	116,428
China Longyuan Power Group Corp. Ltd. (Class H Stock)	47,000	58,731
China Merchants Bank Co. Ltd. (Class H Stock)	47,500	219,823
China Overseas Land & Investment Ltd.	50,000	130,076
China Pacific Insurance Group Co. Ltd. (Class H Stock)	34,000	62,437
China Petroleum & Chemical Corp. (Class H Stock)	180,000	76,865
China Resources Land Ltd.	38,000	148,842
China Resources Mixc Lifestyle Services Ltd., 144A	9,200	35,115
China Vanke Co. Ltd. (Class H Stock)	55,600	100,623
Chongqing Brewery Co. Ltd. (Class A Stock)	2,700	42,188
Chongqing Fuling Zhacai Group Co. Ltd. (Class A Stock)	20,600	78,228
CMOC Group Ltd. (Class H Stock)	33,000	12,812
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	26,500	30,824
Country Garden Services Holdings Co. Ltd.	17,000	24,820
CSPC Pharmaceutical Group Ltd.	82,000	81,276
ENN Energy Holdings Ltd.	9,600	127,999
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	21,393	247,497
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	23,200	93,026
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	4,160	27,481
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	156,000	110,844
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	7,900	69,770
H World Group Ltd.	23,000	78,372
H World Group Ltd., ADR	1,630	54,670
Haier Smart Home Co. Ltd. (Class H Stock)	50,000	152,149
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	9,000	32,718
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	9,800	$31,313
Huatai Securities Co. Ltd. (Class H Stock), 144A	34,800	38,165
Huayu Automotive Systems Co. Ltd. (Class A Stock)	19,900	45,818
Hundsun Technologies, Inc. (Class A Stock)	7,520	35,541
Hutchmed China Ltd., ADR*	897	7,947
Industrial & Commercial Bank of China Ltd. (Class H Stock)	387,000	181,544
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	33,101	152,545
Jade Bird Fire Co. Ltd. (Class A Stock)	11,460	38,937
JD Logistics, Inc., 144A*	18,800	32,905
JD.com, Inc. (Class A Stock)	29,429	742,440
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	3,800	23,983
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	5,660	21,490
Kingdee International Software Group Co. Ltd.*	32,000	41,707
Kuaishou Technology, 144A*	6,900	44,258
Kunlun Energy Co. Ltd.	130,000	93,564
Kweichow Moutai Co. Ltd. (Class A Stock)	1,832	478,886
Laobaixing Pharmacy Chain JSC (Class A Stock)	12,448	55,767
Longfor Group Holdings Ltd., 144A	20,500	58,764
Meituan (Class B Stock), 144A*	29,800	626,291
Midea Group Co. Ltd. (Class A Stock)	21,400	147,349
Minth Group Ltd.	22,000	48,312
Montage Technology Co. Ltd. (Class A Stock)	4,588	33,427
NARI Technology Co. Ltd. (Class A Stock)	10,300	35,677
NetEase, Inc.	30,010	452,834
NIO, Inc., ADR*(a)	5,176	81,626
NIO, Inc. (Class A Stock)*	2,990	46,765
NXP Semiconductors NV	82,347	12,147,006
Oppein Home Group, Inc. (Class A Stock)	3,200	50,739
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	10,200	49,344
PICC Property & Casualty Co. Ltd. (Class H Stock)	110,000	113,749
Pinduoduo, Inc., ADR*	3,128	195,750
Ping An Bank Co. Ltd. (Class A Stock)	41,600	68,846
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	97,500	486,408
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	121,000	71,120
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	5,451	47,425
Shanghai Baosight Software Co. Ltd. (Class A Stock)	9,640	49,501
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	19,100	31,334
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	4,400	$34,054
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	2,100	87,736
Silergy Corp.	5,000	65,210
Skshu Paint Co. Ltd. (Class A Stock)*	4,500	55,002
Sunny Optical Technology Group Co. Ltd.	2,500	23,759
Tencent Holdings Ltd.	105,800	3,573,535
Tingyi Cayman Islands Holding Corp.	24,000	41,331
Tongwei Co. Ltd. (Class A Stock)	11,800	77,173
Trip.com Group Ltd., ADR*	2,140	58,443
Wanhua Chemical Group Co. Ltd. (Class A Stock)	6,200	79,656
Wuliangye Yibin Co. Ltd. (Class A Stock)	6,600	155,937
WuXi AppTec Co. Ltd. (Class H Stock), 144A	7,564	60,411
Wuxi Biologics Cayman, Inc., 144A*	50,000	297,642
Xinyi Solar Holdings Ltd.	86,000	90,312
XPeng, Inc. (Class A Stock)*	6,748	40,051
Yum China Holdings, Inc. (OOTC)	4,287	202,904
Yum China Holdings, Inc. (XHKG)	2,450	116,286
Yunnan Energy New Material Co. Ltd. (Class A Stock)	1,400	34,019
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	4,900	24,800
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	23,170	66,618
Zijin Mining Group Co. Ltd. (Class H Stock)	116,000	112,278
		26,929,825
Colombia — 0.0%
Ecopetrol SA, ADR(a)	4,712	42,078
Denmark — 0.9%
Carlsberg A/S (Class B Stock)	33,565	3,924,975
Coloplast A/S (Class B Stock)	9,789	994,801
Genmab A/S*	6,325	2,034,776
Jyske Bank A/S*	24,358	1,267,650
Novo Nordisk A/S (Class B Stock)	102,790	10,239,714
		18,461,916
Finland — 0.3%
Neste OYJ	24,659	1,074,873
Nokia OYJ	393,606	1,689,775
Nordea Bank Abp	355,762	3,044,693
		5,809,341
France — 1.9%
Airbus SE	30,159	2,599,717
BNP Paribas SA	63,966	2,701,877
Capgemini SE	38,590	6,178,280
Cie Generale des Etablissements Michelin SCA	136,437	3,056,966
L’Oreal SA	5,388	1,722,770

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE	17,927	$10,569,307
Safran SA	20,454	1,861,105
Thales SA	7,277	801,882
TotalEnergies SE	40,715	1,910,127
Vinci SA	81,710	6,607,134
		38,009,165
Germany — 1.3%
adidas AG	7,112	817,604
Allianz SE	25,397	4,000,901
Bayer AG	36,143	1,665,272
Brenntag SE	26,481	1,600,829
Deutsche Boerse AG	18,399	3,016,088
Deutsche Post AG	66,773	2,012,515
Deutsche Telekom AG	125,623	2,138,314
GFT Technologies SE	25,996	773,603
HUGO BOSS AG	28,950	1,347,937
Mercedes-Benz Group AG	29,838	1,508,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,097	1,708,395
RWE AG	122,871	4,516,247
		25,106,524
Greece — 0.0%
Hellenic Telecommunications Organization SA	5,317	77,206
OPAP SA	6,482	77,735
		154,941
Hong Kong — 0.3%
AIA Group Ltd.	513,600	4,276,186
Hong Kong Exchanges & Clearing Ltd.	40,100	1,370,715
Jardine Matheson Holdings Ltd.	1,400	70,781
Orient Overseas International Ltd.	1,000	17,403
Techtronic Industries Co. Ltd.	21,000	200,385
		5,935,470
Hungary — 0.0%
OTP Bank Nyrt	3,542	64,617
Richter Gedeon Nyrt	2,596	44,464
		109,081
India — 0.6%
ACC Ltd.	2,118	62,609
Apollo Hospitals Enterprise Ltd.	2,316	123,914
Ashok Leyland Ltd.	18,442	34,337
Axis Bank Ltd.	24,207	216,445
Bajaj Finance Ltd.	192	17,155
Bharat Petroleum Corp. Ltd.	23,954	89,188
Biocon Ltd.	12,817	45,650
Britannia Industries Ltd.	2,930	137,873
Dabur India Ltd.	8,879	62,222
Dr. Reddy’s Laboratories Ltd.	749	39,647
Eicher Motors Ltd.	1,775	79,519
GAIL India Ltd.	43,158	45,867
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Godrej Properties Ltd.*	2,325	$33,765
HDFC Bank Ltd., ADR(a)	52,565	3,070,847
HDFC Life Insurance Co. Ltd., 144A	19,875	128,909
Hindustan Unilever Ltd.	7,946	262,054
Housing Development Finance Corp. Ltd.	103,771	2,895,162
ICICI Bank Ltd.	39,445	414,143
ICICI Prudential Life Insurance Co. Ltd., 144A	8,204	52,669
Infosys Ltd., ADR(a)	49,096	833,159
Kotak Mahindra Bank Ltd.	8,141	180,685
Larsen & Toubro Ltd.	5,947	134,255
Maruti Suzuki India Ltd.	1,658	178,976
NTPC Ltd.	64,885	126,725
Oil & Natural Gas Corp. Ltd.	25,171	38,991
Petronet LNG Ltd.	31,431	76,851
Power Grid Corp. of India Ltd.	34,267	88,975
Reliance Industries Ltd.	21,173	614,485
Shriram Transport Finance Co. Ltd.	6,112	89,376
Tata Consultancy Services Ltd.	7,469	273,731
Tata Consumer Products Ltd.	9,383	92,245
UltraTech Cement Ltd.	1,249	95,540
UPL Ltd.	13,786	113,086
		10,749,055
Indonesia — 0.2%
Bank Central Asia Tbk PT	3,997,800	2,231,729
Bank Mandiri Persero Tbk PT	69,000	42,369
Bank Rakyat Indonesia Persero Tbk PT	1,559,107	456,308
Telkom Indonesia Persero Tbk PT	706,000	205,761
Unilever Indonesia Tbk PT	284,400	89,959
		3,026,126
Italy — 0.1%
UniCredit SpA	141,085	1,428,357
Japan — 0.9%
Allegro MicroSystems, Inc.*	27,313	596,789
FANUC Corp.	12,600	1,769,220
Hoya Corp.	37,100	3,574,904
Keyence Corp.	9,100	3,008,101
Shin-Etsu Chemical Co. Ltd.	36,800	3,641,611
Sony Group Corp.	23,200	1,494,416
Tokio Marine Holdings, Inc.	60,600	1,077,052
Tokyo Electron Ltd.	7,800	1,921,880
		17,083,973
Kuwait — 0.0%
National Bank of Kuwait SAKP	29,588	93,218
Macau — 0.0%
Sands China Ltd.*	33,200	82,676
Malaysia — 0.0%
CIMB Group Holdings Bhd	51,700	57,004
Malayan Banking Bhd	25,200	46,541
Petronas Chemicals Group Bhd	55,200	99,271
Public Bank Bhd	161,600	147,075

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
Tenaga Nasional Bhd	30,500	$52,878
		402,769
Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	255,315	210,317
Cemex SAB de CV, UTS*	242,003	83,634
Fomento Economico Mexicano SAB de CV, ADR	1,516	95,129
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	9,214	116,665
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,922	116,443
Grupo Financiero Banorte SAB de CV (Class O Stock)	56,218	360,122
Grupo Mexico SAB de CV (Class B Stock)	30,617	103,407
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	14,100	18,735
Sitios Latinoamerica SAB de CV*	12,766	5,813
Wal-Mart de Mexico SAB de CV	341,166	1,198,176
		2,308,441
Netherlands — 0.8%
Alfen Beheer BV, 144A*	11,609	1,063,116
ASM International NV	4,709	1,054,379
ASML Holding NV (XAMS)	11,917	4,936,964
ASML Holding NV (NYSE)	1,569	651,684
Koninklijke Ahold Delhaize NV	109,260	2,783,010
NN Group NV	36,772	1,430,208
Shell PLC	138,188	3,428,158
		15,347,519
Norway — 0.1%
Aker Solutions ASA	249,039	865,854
Equinor ASA	41,271	1,361,065
		2,226,919
Peru — 0.0%
Credicorp Ltd.	1,908	234,302
Philippines — 0.0%
ACEN Corp.	15,270	1,454
Ayala Corp.	3,500	36,570
Ayala Land, Inc.	82,400	31,991
		70,015
Poland — 0.0%
Allegro.eu SA, 144A*	4,436	19,083
Dino Polska SA, 144A*	1,671	101,214
Powszechny Zaklad Ubezpieczen SA	11,410	52,938
		173,235
Qatar — 0.0%
Industries Qatar QSC	22,919	105,801
Qatar National Bank QPSC	40,968	222,974
		328,775
	Shares	Value
Common Stocks (continued)
Russia — 0.0%
Gazprom PJSC*^	165,440	$—
Magnitogorsk Iron & Steel Works PJSC^	112,615	—
MMC Norilsk Nickel PJSC^	1,439	—
MMC Norilsk Nickel PJSC, ADR^	8	—
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC*^	1,100	—
Sberbank of Russia PJSC, ADR*(a)^	29,104	3
Severstal PAO, GDR^	11,949	1
TCS Group Holding PLC, GDR*^	2,342	—
X5 Retail Group NV, GDR^	7,231	1
		6
Saudi Arabia — 0.1%
Al Rajhi Bank*	16,861	360,964
Alinma Bank	16,878	161,449
Almarai Co. JSC	5,248	73,847
Etihad Etisalat Co.	6,979	65,770
SABIC Agri-Nutrients Co.	3,315	137,704
Saudi Arabian Oil Co., 144A	7,553	71,904
Saudi Basic Industries Corp.	7,248	169,617
Saudi National Bank (The)	19,358	322,998
Saudi Telecom Co.	9,500	98,898
		1,463,151
Singapore — 0.1%
BOC Aviation Ltd., 144A	4,900	34,641
DBS Group Holdings Ltd.	102,700	2,375,797
Sea Ltd., ADR*(a)	1,926	107,952
		2,518,390
South Africa — 0.1%
Anglo American PLC	36,684	1,101,467
Bid Corp. Ltd.	12,822	196,876
Bidvest Group Ltd. (The)	12,075	130,795
Capitec Bank Holdings Ltd.	2,394	205,105
Clicks Group Ltd.	6,917	109,184
Discovery Ltd.*	5,264	30,390
FirstRand Ltd.	47,837	159,692
Foschini Group Ltd. (The)	5,160	33,537
MTN Group Ltd.	14,958	98,693
Naspers Ltd. (Class N Stock)	1,369	169,788
Nedbank Group Ltd.	4,761	52,382
Sanlam Ltd.	37,550	106,212
SPAR Group Ltd. (The)	4,239	33,445
Standard Bank Group Ltd.	11,045	87,253
Vodacom Group Ltd.	11,554	77,632
		2,592,451
South Korea — 0.4%
BGF retail Co. Ltd.	281	32,332
Delivery Hero SE, 144A*	15,359	561,021
Hana Financial Group, Inc.	4,286	105,243
Hankook Tire & Technology Co. Ltd.	1,777	43,374
HL Mando Co. Ltd.	1,033	31,603
Hyundai Glovis Co. Ltd.	793	89,251

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Hyundai Mobis Co. Ltd.	549	$72,470
Hyundai Motor Co.	384	46,863
JYP Entertainment Corp.	1,413	57,406
Kakao Corp.	823	32,385
KB Financial Group, Inc.	4,640	140,121
Kia Corp.	3,018	150,212
KIWOOM Securities Co. Ltd.	554	29,001
LG Chem Ltd.	868	320,496
LG H&H Co. Ltd.	308	135,002
NAVER Corp.	2,205	293,742
NCSoft Corp.	308	73,672
POSCO Holdings, Inc.	985	143,680
Samsung Biologics Co. Ltd., 144A*	158	88,444
Samsung Electro-Mechanics Co. Ltd.	341	26,310
Samsung Electronics Co. Ltd.	10,645	390,876
Samsung Electronics Co. Ltd., GDR	4,087	3,715,710
Samsung Fire & Marine Insurance Co. Ltd.	815	104,237
Samsung SDI Co. Ltd.	171	64,321
Shinhan Financial Group Co. Ltd.	5,980	138,910
SK Hynix, Inc.	4,540	259,689
SK Innovation Co. Ltd.*	820	81,260
SK Telecom Co. Ltd.	1,865	65,841
SK, Inc.	320	42,487
SKC Co. Ltd.	690	39,860
S-Oil Corp.	1,453	82,191
		7,458,010
Spain — 0.1%
Ence Energia y Celulosa SA	259,047	771,207
Iberdrola SA	183,525	1,711,221
		2,482,428
Sweden — 0.4%
Atlas Copco AB (Class A Stock)	125,693	1,168,236
Hexatronic Group AB	98,148	916,085
New Wave Group AB	39,648	522,195
Surgical Science Sweden AB*	29,864	401,439
Volvo AB (Class B Stock)	295,497	4,181,569
		7,189,524
Switzerland — 0.3%
Lonza Group AG	2,271	1,105,730
Novartis AG	41,606	3,171,917
Zurich Insurance Group AG	6,283	2,504,723
		6,782,370
Taiwan — 0.5%
Accton Technology Corp.	12,000	102,354
Advantech Co. Ltd.	11,496	105,895
ASE Technology Holding Co. Ltd.	29,000	72,097
Cathay Financial Holding Co. Ltd.	39,000	48,880
Chailease Holding Co. Ltd.	22,791	130,185
CTBC Financial Holding Co. Ltd.	229,000	142,461
Delta Electronics, Inc.	53,000	420,986
E.Sun Financial Holding Co. Ltd.	160,758	130,075
Eclat Textile Co. Ltd.	5,000	61,389
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
eMemory Technology, Inc.	1,000	$35,396
Evergreen Marine Corp. Taiwan Ltd.	5,800	26,445
Fubon Financial Holding Co. Ltd.	49,660	77,659
Giant Manufacturing Co. Ltd.	6,000	38,627
Hon Hai Precision Industry Co. Ltd.	53,000	169,712
Largan Precision Co. Ltd.	2,000	104,842
MediaTek, Inc.	5,000	86,282
Nan Ya Plastics Corp.	53,000	111,216
Nan Ya Printed Circuit Board Corp.	7,000	41,146
Nien Made Enterprise Co. Ltd.	5,000	39,472
Novatek Microelectronics Corp.	8,000	54,753
Powertech Technology, Inc.	13,000	31,500
President Chain Store Corp.	27,000	239,567
Realtek Semiconductor Corp.	3,000	25,326
Taiwan Mobile Co. Ltd.	16,000	48,155
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	2,704,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,935	4,726,184
Uni-President Enterprises Corp.	65,000	137,461
United Microelectronics Corp.*	38,000	42,526
Vanguard International Semiconductor Corp.	11,000	22,285
Wiwynn Corp.	3,000	75,811
Yang Ming Marine Transport Corp.	10,000	19,212
Yuanta Financial Holding Co. Ltd.	195,197	119,707
		10,191,706
Thailand — 0.0%
Airports of Thailand PCL, NVDR*	56,000	107,262
Indorama Ventures PCL, NVDR	43,500	44,633
Kasikornbank PCL, NVDR	9,300	35,339
Minor International PCL, NVDR*	80,600	56,317
PTT Exploration & Production PCL, NVDR	29,400	125,368
PTT Global Chemical PCL, NVDR	69,200	75,728
PTT PCL, NVDR	75,500	67,895
SCB X PCL, NVDR	33,300	91,247
Siam Cement PCL (The)	10,100	87,134
Thai Oil PCL	47,738	64,708
Thai Union Group PCL, NVDR	81,600	40,359
		795,990
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	47,672	77,340
Emaar Properties PJSC	60,747	95,320
Emirates Telecommunications Group Co. PJSC	10,069	63,999
First Abu Dhabi Bank PJSC	14,597	70,802
		307,461
United Kingdom — 1.0%
AstraZeneca PLC	9,499	1,044,220
BP PLC	662,216	3,164,327
Diageo PLC	187,669	7,899,650
Linde PLC	15,950	4,318,186
Persimmon PLC	41,389	566,047

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
RELX PLC	72,534	$1,767,826
		18,760,256
United States — 34.4%
AbbVie, Inc.	116,299	15,608,489
Advanced Micro Devices, Inc.*	48,903	3,098,494
Alaska Air Group, Inc.*(a)	13,095	512,669
Albertson’s Cos., Inc. (Class A Stock)	25,568	635,620
Alleghany Corp.*	1,308	1,097,896
Alnylam Pharmaceuticals, Inc.*	5,187	1,038,230
Alphabet, Inc. (Class A Stock)*	88,584	8,473,060
Alphabet, Inc. (Class C Stock)*	61,950	5,956,492
Amazon.com, Inc.*	225,326	25,461,838
American Electric Power Co., Inc.	8,500	734,825
American Express Co.	30,328	4,091,550
American Homes 4 Rent (Class A Stock), REIT	30,216	991,387
American International Group, Inc.	7,812	370,914
Ameriprise Financial, Inc.	6,253	1,575,443
AmerisourceBergen Corp.	12,226	1,654,545
AMETEK, Inc.	10,758	1,220,065
Analog Devices, Inc.	38,312	5,338,394
Apple Hospitality REIT, Inc., REIT	34,361	483,116
Apple, Inc.	128,566	17,767,821
AptarGroup, Inc.	10,179	967,310
Aramark	23,312	727,334
Arista Networks, Inc.*	7,033	793,955
Arthur J. Gallagher & Co.	18,621	3,188,288
Atlassian Corp. PLC (Class A Stock)*	3,234	681,048
Atmos Energy Corp.(a)	8,565	872,345
AutoZone, Inc.*	821	1,758,525
Axalta Coating Systems Ltd.*	55,645	1,171,884
Baker Hughes Co.(a)	229,857	4,817,803
Bank of America Corp.	352,599	10,648,490
Bath & Body Works, Inc.	19,248	627,485
BellRing Brands, Inc.*(a)	19,439	400,638
Berkshire Hathaway, Inc. (Class B Stock)*	12,057	3,219,460
Best Buy Co., Inc.(a)	7,392	468,209
BJ’s Wholesale Club Holdings, Inc.*	15,350	1,117,633
Black Knight, Inc.*	13,540	876,444
BlackRock, Inc.	6,607	3,635,700
Blackstone, Inc.(a)	18,169	1,520,745
Booking Holdings, Inc.*	2,884	4,739,018
Boston Scientific Corp.*	248,605	9,628,472
Bright Horizons Family Solutions, Inc.*	13,920	802,488
Bristol-Myers Squibb Co.	192,606	13,692,361
Brixmor Property Group, Inc., REIT	48,438	894,650
Broadridge Financial Solutions, Inc.	4,925	710,776
Brunswick Corp.(a)	15,048	984,892
Bumble, Inc. (Class A Stock)*(a)	31,717	681,598
Burlington Stores, Inc.*	11,298	1,264,133
Capital One Financial Corp.	23,635	2,178,438
Carlisle Cos., Inc.	3,531	990,128
CarMax, Inc.*(a)	7,764	512,579
Carter’s, Inc.(a)	6,246	409,300
Casey’s General Stores, Inc.	4,130	836,408
Catalent, Inc.*(a)	23,839	1,724,990
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Cboe Global Markets, Inc.	7,434	$872,529
CBRE Group, Inc. (Class A Stock)*	13,323	899,436
Centene Corp.*	25,100	1,953,031
Certara, Inc.*	34,879	463,193
Charles Schwab Corp. (The)	41,828	3,006,178
Charter Communications, Inc. (Class A Stock)*(a)	8,664	2,628,224
Chemed Corp.	2,050	894,948
Cheniere Energy, Inc.	7,340	1,217,779
Chevron Corp.	49,972	7,179,477
Chubb Ltd.	6,627	1,205,319
Cigna Corp.	3,248	901,223
Cisco Systems, Inc.	14,472	578,880
Citigroup, Inc.	20,221	842,609
Citizens Financial Group, Inc.	43,195	1,484,180
Claire’s Private Placement*^	313	93,900
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	40,389	678,131
CME Group, Inc.	18,211	3,225,714
CNA Financial Corp.	11,240	414,756
Coca-Cola Co. (The)	47,787	2,677,028
Cognex Corp.	22,040	913,558
Columbia Sportswear Co.(a)	11,846	797,236
Commerce Bancshares, Inc.	8,781	580,951
CommScope Holding Co., Inc.*	36,106	332,536
Confluent, Inc. (Class A Stock)*(a)	28,953	688,213
ConocoPhillips	53,273	5,451,959
Constellation Brands, Inc. (Class A Stock)	6,276	1,441,472
Cooper Cos., Inc. (The)	3,418	902,010
Copart, Inc.*	12,281	1,306,698
Coterra Energy, Inc.(a)	52,278	1,365,501
Crowdstrike Holdings, Inc. (Class A Stock)*	4,297	708,189
Crown Holdings, Inc.	9,033	731,944
CubeSmart, REIT	23,740	951,024
Cullen/Frost Bankers, Inc.(a)	5,760	761,587
Cushman & Wakefield PLC*(a)	56,764	649,948
CVS Health Corp.	20,677	1,971,965
Deere & Co.	23,409	7,816,031
Definitive Healthcare Corp.*(a)	27,531	427,832
Dexcom, Inc.*	9,813	790,339
Diamondback Energy, Inc.	5,579	672,046
Dick’s Sporting Goods, Inc.(a)	8,765	917,170
DISH Network Corp. (Class A Stock)*(a)	3,005	41,559
Dollar General Corp.	12,940	3,103,788
Douglas Dynamics, Inc.	18,407	515,764
Dover Corp.	10,922	1,273,287
Driven Brands Holdings, Inc.*(a)	34,665	969,927
EastGroup Properties, Inc., REIT(a)	7,254	1,047,042
Eastman Chemical Co.	38,670	2,747,503
Eaton Corp. PLC	62,378	8,318,730
Edison International	12,937	731,975
Eli Lilly & Co.	3,734	1,207,389
Encompass Health Corp.(a)	21,403	968,058
Energizer Holdings, Inc.(a)	21,518	540,963
Entegris, Inc.	12,913	1,072,037

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Entergy Corp.(a)	7,924	$797,392
Envestnet, Inc.*	10,979	487,468
EOG Resources, Inc.	16,489	1,842,316
EP Energy Corp.*	6,875	58,438
EPAM Systems, Inc.*	550	199,205
Equifax, Inc.	3,548	608,234
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,018	867,486
Evercore, Inc. (Class A Stock)	8,961	737,042
Exact Sciences Corp.*	9,322	302,872
Exelixis, Inc.*	30,902	484,543
FactSet Research Systems, Inc.(a)	2,402	961,064
Federal Realty Investment Trust, REIT	7,733	696,898
FedEx Corp.	6,104	906,261
Ferguson PLC	12,602	1,307,196
First Advantage Corp.*	38,386	492,492
First Republic Bank	5,506	718,808
FleetCor Technologies, Inc.*	3,829	674,555
Focus Financial Partners, Inc. (Class A Stock)*(a)	24,818	782,015
Fortune Brands Home & Security, Inc.	31,003	1,664,551
Freeport-McMoRan, Inc.	22,449	613,531
Frontier Communications Parent, Inc.*	1	23
Gap, Inc. (The)	33,044	271,291
Garmin Ltd.	6,036	484,751
Generac Holdings, Inc.*(a)	5,916	1,053,876
General Dynamics Corp.	4,924	1,044,725
Genpact Ltd.	886	38,780
Global Payments, Inc.	8,057	870,559
Globant SA*(a)	4,447	831,945
Goodman Networks, Inc.*^	1,490	—
Guidewire Software, Inc.*	8,828	543,628
Hartford Financial Services Group, Inc. (The)	14,650	907,421
Hayward Holdings, Inc.*(a)	58,940	522,798
HCA Healthcare, Inc.	5,877	1,080,134
HealthEquity, Inc.*(a)	13,050	876,569
Hillman Solutions Corp.*(a)	86,328	650,913
Hilton Worldwide Holdings, Inc.	9,998	1,205,959
Home Depot, Inc. (The)	1,821	502,487
Honeywell International, Inc.	5,556	927,685
Horizon Therapeutics PLC*	16,130	998,286
Hubbell, Inc.	2,932	653,836
HubSpot, Inc.*	1,776	479,733
IAA, Inc.*	21,043	670,220
IAC, Inc.*(a)	11,838	655,588
ICU Medical, Inc.*(a)	4,702	708,121
IDEX Corp.	4,031	805,595
Ingersoll Rand, Inc.	61,889	2,677,318
Insulet Corp.*	3,224	739,586
International Business Machines Corp.	7,928	941,926
Intuit, Inc.	14,339	5,553,781
Intuitive Surgical, Inc.*	20,988	3,933,991
Invesco Ltd.(a)	26,181	358,680
ITT, Inc.	9,288	606,878
Jack Henry & Associates, Inc.	3,700	674,399
Jazz Pharmaceuticals PLC*	7,032	937,295
JBG SMITH Properties, REIT	26,519	492,723
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Johnson & Johnson	12,186	$1,990,705
JS Global Lifestyle Co. Ltd., 144A	17,500	16,853
Keurig Dr. Pepper, Inc.	19,148	685,881
Keysight Technologies, Inc.*	5,792	911,429
Kimco Realty Corp., REIT	64,478	1,187,040
Kinder Morgan, Inc.(a)	75,928	1,263,442
Kinsale Capital Group, Inc.	3,382	863,830
Knight-Swift Transportation Holdings, Inc.(a)	15,943	780,091
Kraft Heinz Co. (The)	36,006	1,200,800
Laboratory Corp. of America Holdings	4,454	912,224
Lam Research Corp.	1,963	718,458
Lamar Advertising Co. (Class A Stock), REIT(a)	7,436	613,396
Lamb Weston Holdings, Inc.(a)	11,050	855,049
Landstar System, Inc.	6,484	936,095
Leidos Holdings, Inc.	21,491	1,879,818
Lennox International, Inc.	3,733	831,227
Liberty Broadband Corp. (Class C Stock)*	9,990	737,262
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	25,861	975,218
Lincoln Electric Holdings, Inc.(a)	9,739	1,224,387
LKQ Corp.	24,670	1,163,190
Loews Corp.	44,337	2,209,756
Lowe’s Cos., Inc.	14,001	2,629,528
LPL Financial Holdings, Inc.	5,700	1,245,336
Lyft, Inc. (Class A Stock)*(a)	29,900	393,783
M&T Bank Corp.	16,286	2,871,548
Manhattan Associates, Inc.*	6,415	853,387
Marathon Petroleum Corp.	6,164	612,270
Marriott International, Inc. (Class A Stock)	42,073	5,896,110
Marsh & McLennan Cos., Inc.	2,293	342,322
Martin Marietta Materials, Inc.	4,888	1,574,376
Marvell Technology, Inc.	16,293	699,133
Mastercard, Inc. (Class A Stock)	40,698	11,572,069
McDonald’s Corp.	43,633	10,067,878
McKesson Corp.	3,800	1,291,506
Medtronic PLC	8,247	665,945
Merck & Co., Inc.	11,187	963,424
Meta Platforms, Inc. (Class A Stock)*	55,568	7,539,466
Mettler-Toledo International, Inc.*	675	731,781
Microsoft Corp.	151,919	35,381,935
Mid-America Apartment Communities, Inc., REIT	12,034	1,866,112
Middleby Corp. (The)*	5,042	646,233
Moelis & Co. (Class A Stock)(a)	23,767	803,562
Mohawk Industries, Inc.*	8,514	776,392
Molina Healthcare, Inc.*	3,140	1,035,698
MongoDB, Inc.*(a)	2,305	457,681
Morgan Stanley	57,869	4,572,230
Morningstar, Inc.	4,319	917,010
MSA Safety, Inc.	9,696	1,059,579
Murphy USA, Inc.	2,870	788,992
MYT Holding LLC (Class B Stock)*^	92,685	114,651
Natera, Inc.*	10,282	450,557
National Retail Properties, Inc., REIT	21,707	865,241

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
National Vision Holdings, Inc.*(a)	11,555	$377,271
nCino, Inc.*(a)	18,192	620,529
Nestle SA	78,388	8,478,236
Newell Brands, Inc.(a)	50,762	705,084
Nexstar Media Group, Inc.(a)	2,640	440,484
NextEra Energy, Inc.	134,892	10,576,882
NIKE, Inc. (Class B Stock)	58,749	4,883,217
Nordson Corp.	4,275	907,454
Norfolk Southern Corp.	31,010	6,501,246
Northern Trust Corp.	10,747	919,513
Northrop Grumman Corp.	7,222	3,396,651
NVIDIA Corp.	11,338	1,376,320
Old Dominion Freight Line, Inc.	2,025	503,759
O’Reilly Automotive, Inc.*	1,336	939,676
Organon & Co.	10,765	251,901
Outfront Media, Inc., REIT	46,751	710,148
Packaging Corp. of America(a)	9,542	1,071,471
Palo Alto Networks, Inc.*(a)	10,187	1,668,529
Parade Technologies Ltd.	1,000	18,376
Performance Food Group Co.*	23,155	994,507
Perimeter Solutions SA*	53,316	427,061
PG&E Corp.*(a)	62,187	777,338
Philip Morris International, Inc.	11,572	960,592
Phillips 66	14,333	1,156,960
Pioneer Natural Resources Co.(a)	12,828	2,777,647
Planet Fitness, Inc. (Class A Stock)*(a)	15,108	871,127
PNC Financial Services Group, Inc. (The)	11,290	1,686,952
Pool Corp.	3,807	1,211,425
Post Holdings, Inc.*	15,383	1,260,022
Power Integrations, Inc.(a)	15,792	1,015,741
PPG Industries, Inc.	15,534	1,719,458
Procter & Gamble Co. (The)	10,626	1,341,532
Progressive Corp. (The)	87,750	10,197,427
Prologis, Inc., REIT	72,518	7,367,829
Public Storage, REIT	2,138	626,028
Q2 Holdings, Inc.*(a)	19,376	623,907
QUALCOMM, Inc.	12,775	1,443,319
Quanta Services, Inc.(a)	17,209	2,192,255
QuidelOrtho Corp.*	8,152	582,705
Ralph Lauren Corp.(a)	8,279	703,135
Rayonier, Inc., REIT(a)	29,341	879,350
Raytheon Technologies Corp.	19,308	1,580,553
RBC Bearings, Inc.*(a)	4,678	972,135
Regeneron Pharmaceuticals, Inc.*	15,850	10,918,589
Reynolds Consumer Products, Inc.(a)	28,660	745,447
RLI Corp.	8,789	899,818
Roche Holding AG	20,215	6,580,645
Ross Stores, Inc.	48,325	4,072,348
Royal Caribbean Cruises Ltd.*(a)	12,445	471,666
Royalty Pharma PLC (Class A Stock)	25,554	1,026,760
Ryman Hospitality Properties, Inc., REIT	7,690	565,907
S&P Global, Inc.	17,906	5,467,597
SAL TopCo LLC*^	7,526	2,352
Schneider Electric SE	24,833	2,804,907
Seagate Technology Holdings PLC(a)	26,109	1,389,782
ServiceNow, Inc.*	2,840	1,072,412
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
ServisFirst Bancshares, Inc.(a)	9,008	$720,640
Signature Bank	6,337	956,887
Simpson Manufacturing Co., Inc.	8,811	690,782
Snap, Inc. (Class A Stock)*	25,933	254,662
Snap-on, Inc.(a)	2,480	499,348
SolarEdge Technologies, Inc.*	3,560	823,998
SS&C Technologies Holdings, Inc.	16,345	780,474
Stellantis NV (BATE)	96,039	1,135,839
Stellantis NV (TRQX)	111,435	1,316,320
StepStone Group, Inc. (Class A Stock)(a)	34,457	844,541
Stericycle, Inc.*(a)	17,782	748,800
STERIS PLC	6,610	1,099,111
Sun Communities, Inc., REIT	11,469	1,552,100
SVB Financial Group*(a)	4,510	1,514,368
Syneos Health, Inc.*	15,790	744,499
Synopsys, Inc.*	4,054	1,238,538
Sysco Corp.	9,713	686,806
T. Rowe Price Group, Inc.(a)	8,111	851,736
Take-Two Interactive Software, Inc.*	5,028	548,052
Target Corp.(a)	19,022	2,822,675
TD SYNNEX Corp.	10,072	817,746
Teradyne, Inc.	20,843	1,566,351
Tesla, Inc.*	39,875	10,576,844
Texas Instruments, Inc.	9,481	1,467,469
Texas Roadhouse, Inc.(a)	8,694	758,638
Thermo Fisher Scientific, Inc.	2,256	1,144,221
Thor Industries, Inc.(a)	9,061	634,089
Timken Co. (The)	8,381	494,814
T-Mobile US, Inc.*	34,437	4,620,412
Toro Co. (The)	23,044	1,992,845
Tractor Supply Co.	4,657	865,643
Trade Desk, Inc. (The) (Class A Stock)*(a)	10,507	627,793
Trane Technologies PLC	55,168	7,988,878
TransUnion	14,240	847,138
Travelers Cos., Inc. (The)	14,953	2,290,800
Truist Financial Corp.	162,935	7,094,190
Tyler Technologies, Inc.*	2,876	999,410
U.S. Bancorp	53,934	2,174,619
Uber Technologies, Inc.*	185,015	4,902,897
UnitedHealth Group, Inc.	30,093	15,198,169
Vail Resorts, Inc.	5,117	1,103,430
Verizon Communications, Inc.	113,780	4,320,227
Vertex Pharmaceuticals, Inc.*	7,519	2,177,051
Vistra Corp.	63	1,323
Vulcan Materials Co.	11,684	1,842,684
Waste Connections, Inc.(a)	8,250	1,114,823
Wells Fargo & Co.	208,244	8,375,574
Welltower, Inc., REIT	5,661	364,116
Wendy’s Co. (The)	47,220	882,542
West Pharmaceutical Services, Inc.	3,464	852,421
Western Alliance Bancorp	16,013	1,052,695
Westrock Co.	20,177	623,268
WEX, Inc.*	7,700	977,438
Weyerhaeuser Co., REIT	51,724	1,477,237
Williams Cos., Inc. (The)	40,554	1,161,061
WillScot Mobile Mini Holdings Corp.*	33,980	1,370,413

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Windstream Holdings, Inc.*^	66	$1,007
Wintrust Financial Corp.	9,480	773,094
Wolfspeed, Inc.*(a)	7,913	817,888
Woodward, Inc.(a)	7,972	639,833
Xcel Energy, Inc.	61,883	3,960,512
Zebra Technologies Corp. (Class A Stock)*	1,975	517,470
Zimmer Biomet Holdings, Inc.	33,805	3,534,313
Zoom Video Communications, Inc. (Class A Stock)*(a)	12,255	901,845
Zscaler, Inc.*(a)	3,407	560,009
		678,162,292

Total Common Stocks (cost $1,080,701,630)		931,277,336
Preferred Stocks — 0.2%
Brazil — 0.0%
Cia Energetica de Minas Gerais (PRFC)	17,466	34,936
Gerdau SA (PRFC)	24,340	110,276
Itausa SA (PRFC)	87,375	157,926
Petroleo Brasileiro SA (PRFC)	69,890	388,166
		691,304
Germany — 0.2%
Dr. Ing. h.c. F. Porsche AG (PRFC)*	8,037	649,825
Volkswagen AG (PRFC)	19,954	2,438,219
		3,088,044
United States — 0.0%
Claire’s Stores, Inc., CVT*^	226	474,600
Goodman Networks, Inc.*^	1,772	18
		474,618

Total Preferred Stocks (cost $5,022,867)		4,253,966

	Units
Rights* — 0.0%
Brazil
Localiza Rent a Car SA	36	72
(cost $0)
Warrants* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	38,973
(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 0.2%
United States
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	2,000	$1,935,636
Santander Revolving Auto Loan Trust,
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,510	1,399,938

Total Asset-Backed Securities (cost $3,471,502)			3,335,574
Commercial Mortgage-Backed Securities — 0.7%
United States
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,000	914,575
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,174	1,100,692
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.768%(c)	10/15/36	1,760	1,701,447
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,089,249
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	1,590	1,480,191
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.114%(cc)	07/25/30	2,392	265,865
Series 2021-M03, Class X1, IO
2.068%(cc)	11/25/33	357	32,097
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.734%(cc)	04/25/48	1,355	1,290,823
Series 2015-K48, Class B, 144A
3.770%(cc)	08/25/48	1,000	945,942
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,786,112
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	238,230
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
3.549%(c)	11/15/38	845	806,119

Total Commercial Mortgage-Backed Securities (cost $14,536,143)			12,651,342
Corporate Bonds — 8.4%
Australia — 0.2%
Commonwealth Bank of Australia,
Sub. Notes, 144A
2.688%	03/11/31	250	188,063
3.784%	03/14/32	200	159,203

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Australia (cont’d.)
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,409	$1,408,886
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	09/01/30	314	240,268
2.625%	09/23/31	187	140,296
2.850%	04/27/31	185	143,192
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
1.935%(ff)	04/14/28	439	365,041
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34	315	266,614
Santos Finance Ltd.,
Gtd. Notes, 144A
3.649%	04/29/31	278	217,225
Westpac Banking Corp.,
Sub. Notes
2.668%(ff)	11/15/35	177	130,106
3.020%(ff)	11/18/36	199	145,711
5.405%(ff)	08/10/33(a)	330	296,471
			3,701,076
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36	701	631,983
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	266	204,923
4.700%	02/01/36	73	65,749
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38	354	302,608
4.500%	06/01/50	171	140,604
4.600%	04/15/48	156	129,316
			1,475,183
Bermuda — 0.0%
Triton Container International Ltd.,
Gtd. Notes, 144A
1.150%	06/07/24	311	285,109
Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30(a)	440	354,475
Canada — 0.3%
Air Canada 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
3.700%	07/15/27	183	161,640
Air Canada 2020-2 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
9.000%	04/01/27	159	158,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
4.700%	09/14/27(a)	342	$330,546
Bank of Nova Scotia (The),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	207	150,726
Sub. Notes
4.588%(ff)	05/04/37	118	99,107
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes, SOFR + 0.800%
3.750%(c)	03/17/23	750	749,081
Sr. Unsec’d. Notes
3.945%	08/04/25	597	576,047
Canadian Pacific Railway Co.,
Gtd. Notes
2.050%	03/05/30	291	233,160
3.100%	12/02/51	93	61,231
Emera US Finance LP,
Gtd. Notes
2.639%	06/15/31	235	181,420
4.750%	06/15/46	105	82,675
Emera, Inc.,
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	274	261,133
Enbridge, Inc.,
Gtd. Notes, SOFR Index + 0.630%
3.304%(c)	02/16/24	169	167,112
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	147	133,975
National Bank of Canada,
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22(a)	1,850	1,849,725
Rogers Communications, Inc.,
Gtd. Notes, 144A
3.800%	03/15/32	369	318,124
Teck Resources Ltd.,
Sr. Unsec’d. Notes
5.400%	02/01/43	59	48,695
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
4.693%	09/15/27(a)	704	680,282
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
2.500%	10/12/31	195	150,321
4.625%	03/01/34(a)	375	328,080
			6,721,245
Chile — 0.0%
Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	199	129,526
China — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
3.250%	05/11/41	84	54,878

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
China (cont’d.)
3.400%	05/01/30	397	$332,400
4.400%	06/01/27	85	80,155
			467,433
Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28	460	410,898
Finland — 0.2%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23	1,526	1,506,175
4.750%	09/22/25	735	723,064
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940%
3.983%(c)	08/30/23	700	700,582
Sub. Notes, 144A
4.625%(ff)	09/13/33	220	201,083
			3,130,904
France — 0.4%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	254	252,378
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	2,344	2,328,333
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	290	251,781
2.375%	01/14/25(a)	744	689,494
Sub. Notes, 144A
5.150%	07/21/24	514	501,187
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26(a)	614	548,575
3.750%	04/24/23	1,311	1,302,305
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	979	830,914
2.797%(ff)	01/19/28	841	710,261
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	260	216,431
TotalEnergies Capital International SA,
Gtd. Notes
2.986%	06/29/41	206	148,108
3.127%	05/29/50	40	27,572
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27(a)	213	181,256
			7,988,595
Germany — 0.1%
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	160	135,843
2.222%(ff)	09/18/24	357	339,821
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Germany (cont’d.)
2.311%(ff)	11/16/27	685	$554,366
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
1.200%	03/11/26	280	243,961
			1,273,991
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
1.650%	10/29/24	310	282,705
2.450%	10/29/26	150	126,577
3.000%	10/29/28	461	369,321
3.500%	01/15/25	414	388,984
3.875%	01/23/28	150	130,265
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	375	359,302
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25	306	276,538
3.950%	07/01/24	381	360,600
4.250%	04/15/26	406	364,139
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	235	230,039
			2,888,470
Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
1.875%	07/12/28	350	272,810
2.250%	07/12/31(a)	218	151,319
Sr. Unsec’d. Notes, 144A
4.625%	06/15/27	440	409,756
5.000%	06/15/32	265	225,398
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	200	180,766
			1,240,049
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.848%(ff)	09/15/24	800	762,526
1.538%(ff)	07/20/27(a)	540	460,161
1.640%(ff)	10/13/27	350	296,508
5.017%(ff)	07/20/28	595	571,228
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	582	528,312
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
1.851%	07/16/25	350	315,796
NTT Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.372%	07/27/27	200	193,543

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Japan (cont’d.)
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30	460	$363,706
5.000%	11/26/28	569	550,097
			4,041,877
Mexico — 0.0%
Comision Federal de Electricidad,
Gtd. Notes, 144A
4.677%	02/09/51	330	191,977
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50	412	282,220
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27	177	148,220
			622,417
Netherlands — 0.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
3.324%(ff)	03/13/37	400	286,412
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	300	272,240
ING Groep NV,
Sr. Unsec’d. Notes
4.017%(ff)	03/28/28	210	191,554
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30(a)	508	433,853
4.550%	08/12/43	17	14,713
			1,198,772
New Zealand — 0.0%
ASB Bank Ltd.,
Sr. Unsec’d. Notes, 144A
3.750%	06/14/23	399	396,309
Norway — 0.0%
Aker BP ASA,
Gtd. Notes, 144A
3.100%	07/15/31	518	406,637
Equinor ASA,
Gtd. Notes
2.375%	05/22/30	44	36,476
			443,113
Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	549	445,721
Singapore — 0.0%
Temasek Financial I Ltd.,
Gtd. Notes, 144A, MTN
2.375%	01/23/23	706	701,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25	200	$176,244
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	600	577,210
1.722%(ff)	09/14/27	200	165,456
5.147%	08/18/25	600	583,403
5.294%	08/18/27(a)	600	565,970
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38	572	442,415
			2,510,698
Sweden — 0.0%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
2.200%	12/12/22	200	199,357
Switzerland — 0.3%
Credit Suisse AG,
Sr. Unsec’d. Notes
5.000%	07/09/27(a)	395	364,434
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	452	411,303
4.207%(ff)	06/12/24	684	671,636
6.442%(ff)	08/11/28	255	237,418
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.076%	12/13/31	330	264,353
2.607%	12/13/51	511	332,009
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	549	468,913
2.746%(ff)	02/11/33	495	367,671
4.125%	09/24/25	278	266,510
4.490%(ff)	08/05/25(a)	2,000	1,954,635
4.703%(ff)	08/05/27	322	305,506
			5,644,388
Taiwan — 0.0%
TSMC Arizona Corp.,
Gtd. Notes
3.875%	04/22/27	210	200,106
TSMC Global Ltd.,
Gtd. Notes, 144A
2.250%	04/23/31	600	469,818
			669,924
United Kingdom — 0.5%
AstraZeneca PLC,
Sr. Unsec’d. Notes
1.375%	08/06/30	330	255,065
4.000%	09/18/42	93	77,754

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	497	$432,562
Barclays PLC,
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	592	538,189
3.932%(ff)	05/07/25	400	384,425
5.304%(ff)	08/09/26	391	375,714
BAT Capital Corp.,
Gtd. Notes
4.390%	08/15/37	587	419,358
BAT International Finance PLC,
Gtd. Notes
4.448%	03/16/28	289	257,419
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	113	103,819
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.732%(ff)	08/17/24	502	478,494
0.976%(ff)	05/24/25	295	271,537
2.206%(ff)	08/17/29	470	365,819
2.251%(ff)	11/22/27	467	394,758
2.999%(ff)	03/10/26	420	388,126
4.041%(ff)	03/13/28	288	260,211
4.292%(ff)	09/12/26	479	451,153
4.755%(ff)	06/09/28	405	371,857
5.210%(ff)	08/11/28	465	434,295
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.500%	07/26/26	332	298,247
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25	494	473,323
NatWest Group PLC,
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	564	548,240
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	66	50,081
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	631	583,647
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	315	314,576
2.819%(ff)	01/30/26	564	518,734
			9,047,403
United States — 5.6%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	66	40,550
2.800%	02/10/51	218	126,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	750	$748,116
3.200%	11/21/29	493	432,559
4.050%	11/21/39	480	388,727
4.250%	11/21/49	16	12,839
4.450%	05/14/46	224	182,954
4.500%	05/14/35	92	82,084
4.750%	03/15/45	49	42,012
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.634%(c)	11/21/22	572	571,708
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	180	136,414
2.500%	09/15/50	385	234,249
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
3.924%	06/01/32	165	149,792
4.393%	06/01/52	41	34,725
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	143	131,833
4.700%	05/15/32	99	90,608
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	96	60,014
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	138	119,007
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	356	327,788
3.950%	07/15/30	106	90,769
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	129	95,028
4.125%	11/15/42	96	73,988
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	148	138,636
3.375%	07/01/25	66	61,735
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	89	79,794
Albemarle Corp.,
Sr. Unsec’d. Notes
5.050%	06/01/32	49	45,475
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	856	806,478
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	82	69,810
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	257	181,791
3.400%	02/04/41	208	131,142

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31	128	$103,815
2.500%	06/03/50	197	122,879
2.700%	06/03/60	138	81,761
3.100%	05/12/51	148	103,399
3.600%	04/13/32(a)	282	256,118
3.875%	08/22/37	176	153,247
3.950%	04/13/52	91	74,773
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	84	69,445
3.500%	01/15/31	155	133,570
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	150	116,274
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	71	57,438
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	500	487,637
4.420%(ff)	08/03/33	169	153,811
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23	1,363	1,354,424
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%
3.134%(c)	02/22/23	542	540,962
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27(a)	525	463,972
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	199	157,026
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	153	126,291
2.800%	08/15/41	246	168,456
3.000%	01/15/52	130	82,065
3.150%	02/21/40	162	116,819
4.200%	03/01/33	206	186,643
4.200%	02/22/52	107	84,114
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	147	102,004
2.650%	05/11/50	283	186,889
2.700%	08/05/51	153	100,840
2.800%	02/08/61	16	10,027
2.850%	08/05/61	64	40,405
2.950%	09/11/49	89	62,821
3.350%	08/08/32	181	161,046
3.450%	02/09/45	61	48,058
3.950%	08/08/52	95	79,204
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	96	72,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.550%	12/01/33	425	$316,273
3.500%	09/15/53	79	52,637
3.550%	09/15/55	616	404,514
3.650%	09/15/59	338	219,442
4.300%	02/15/30	293	268,155
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27	62	56,853
5.450%	10/15/32	30	30,318
5.750%	10/15/52	160	160,102
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	269	225,877
5.500%	12/15/24	66	63,875
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	601	449,712
2.551%(ff)	02/04/28	256	222,903
2.572%(ff)	10/20/32	346	264,901
2.687%(ff)	04/22/32	169	131,691
4.827%(ff)	07/22/26	239	233,354
5.015%(ff)	07/22/33	95	88,378
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	106	95,716
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	368	274,125
2.676%(ff)	06/19/41	173	111,528
2.884%(ff)	10/22/30	1,166	957,068
3.705%(ff)	04/24/28	678	617,071
3.824%(ff)	01/20/28	1,699	1,564,736
3.974%(ff)	02/07/30	202	180,273
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	130	101,349
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.600%	05/01/53	44	37,319
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	222	143,034
2.875%	03/15/32	130	109,619
3.850%	03/15/52	236	181,219
4.200%	08/15/48	2	1,657
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	54	42,684
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	235	208,625
2.250%	06/15/26	80	70,505
3.250%	02/01/35	209	147,710
3.625%	02/01/31	96	79,588
3.750%	02/01/50	66	42,629
3.950%	08/01/59	350	218,454
5.705%	05/01/40	43	37,537

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	167	$140,991
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	362	294,024
2.772%	11/10/50	96	59,556
2.939%	06/04/51	165	104,767
3.017%	01/16/27	157	143,498
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	208	138,947
2.550%	11/13/50	358	221,266
3.700%	03/15/52	151	115,917
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27(a)	831	765,537
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	147	99,991
3.900%	08/01/46	60	47,920
4.150%	04/01/45	91	74,657
4.450%	01/15/53	222	192,363
4.950%	09/15/41	39	36,113
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26(a)	266	247,032
3.273%(ff)	03/01/30	358	300,323
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%
2.840%(c)	11/17/22	2,350	2,349,101
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25	140	136,791
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	182	171,960
Sr. Unsec’d. Notes
2.650%	06/01/31	262	209,270
2.950%	03/01/30	92	77,217
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	240	217,273
5.375%	03/15/44	87	73,833
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	482	377,268
3.500%	06/01/41	227	145,027
3.500%	03/01/42	84	53,158
3.700%	04/01/51	93	56,496
3.900%	06/01/52	268	167,215
6.384%	10/23/35	153	140,983
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	710	688,262
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	185	$142,104
4.500%	10/01/29	54	47,679
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23	1,900	1,884,530
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50	195	119,226
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50	86	58,349
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	647	595,258
2.976%(ff)	11/05/30	1,406	1,155,249
3.520%(ff)	10/27/28	321	287,002
3.668%(ff)	07/24/28	210	189,754
3.980%(ff)	03/20/30	391	347,118
4.658%(ff)	05/24/28	190	180,556
5.610%(ff)	09/29/26	422	419,671
Sub. Notes
5.300%	05/06/44	17	14,713
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	181	138,193
2.500%	06/01/40	105	73,521
3.000%	03/05/51	17	11,880
Columbia Pipeline Group, Inc.,
Gtd. Notes
5.800%	06/01/45	89	82,354
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	143	81,836
2.650%	02/01/30	177	148,158
2.937%	11/01/56	345	205,961
2.987%	11/01/63	96	55,690
3.200%	07/15/36	350	270,984
3.750%	04/01/40	346	271,722
4.049%	11/01/52	83	63,311
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	44	33,405
3.700%	03/01/45	22	16,524
4.700%	01/15/44	51	45,310
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	124	104,405
ConocoPhillips Co.,
Gtd. Notes, 144A
4.025%	03/15/62	119	90,473
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	347	298,644

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	228	$204,872
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	171	146,139
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	190	173,615
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	49	36,962
2.750%	04/15/31	44	32,568
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	218	202,582
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	188	165,390
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.800%	02/15/28	186	168,498
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	91	68,153
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	343	205,591
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	437	285,681
3.250%	08/15/29	210	183,830
4.780%	03/25/38	155	135,846
5.050%	03/25/48	125	110,042
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	218	139,012
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29	557	518,935
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	269	246,097
5.875%	06/15/28	104	104,199
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	372	321,144
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	17	14,029
3.950%	03/20/28(a)	422	370,551
4.000%	09/15/55	93	55,368
4.950%	05/15/42	21	15,501
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22(a)	647	645,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	169	$138,552
First Ref. Mortgage
4.000%	09/30/42	153	123,121
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	130	101,600
2.400%	12/15/31	541	429,558
3.400%	10/01/46	97	68,296
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	419	261,089
3.750%	05/15/46	55	41,155
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	17	13,639
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	80	51,915
3.400%	04/01/32	96	82,429
4.000%	04/01/52	25	19,566
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	75	66,277
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	156	123,276
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	307	236,802
2.950%	02/15/51	93	60,313
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	38	32,858
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	125	77,552
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	72	67,104
4.150%	09/15/29	127	110,922
5.150%	03/15/45	188	148,790
5.950%	10/01/43	109	94,612
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	55	48,258
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	102	92,203
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	191	146,026
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	127	95,535
2.350%	06/15/32	191	148,130

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.900%	03/15/51	143	$90,837
4.950%	01/15/45	370	330,786
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	40	28,852
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	143	123,528
1.750%	03/15/31	80	60,315
3.450%	12/01/27	31	28,374
5.000%	09/15/52	202	180,874
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	52	33,269
3.300%	02/15/53	138	90,313
3.700%	01/31/51	71	49,978
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	161	146,653
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	93	52,075
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	2	1,654
Eversource Energy,
Sr. Unsec’d. Notes
4.600%	07/01/27	87	84,121
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	115	85,807
3.095%	08/16/49	181	126,526
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	110	75,676
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27(a)	846	758,247
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	353	274,177
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	152	118,093
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	109	88,075
4.050%	06/01/42	22	18,332
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	229	205,343
4.250%	03/01/30	155	132,875
4.625%	08/01/30	148	130,693
5.250%	09/01/29(a)	441	409,776
5.400%	11/14/34	55	48,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	376	$335,998
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	321	319,643
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	184	145,660
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	280	185,724
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	466	372,926
3.200%	08/15/29	177	147,649
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	541	465,639
1.542%(ff)	09/10/27	408	345,139
1.757%(ff)	01/24/25	350	332,688
1.948%(ff)	10/21/27	218	186,275
2.383%(ff)	07/21/32	320	241,726
2.640%(ff)	02/24/28	873	758,328
3.615%(ff)	03/15/28	812	738,932
4.017%(ff)	10/31/38	119	94,365
4.387%(ff)	06/15/27	161	153,356
4.482%(ff)	08/23/28	420	394,505
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	71	68,568
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	380	345,316
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	107	88,417
4.500%	02/15/27	500	468,103
5.375%	02/01/25	202	199,622
5.375%	09/01/26	638	618,416
5.625%	09/01/28	497	474,869
5.875%	02/15/26	80	78,951
5.875%	02/01/29	93	90,771
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31	177	137,464
2.375%	03/15/51	177	104,257
2.750%	09/15/51	166	105,811
3.300%	04/15/40	160	122,526
4.950%	09/15/52	164	153,748
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	632	626,277
2.375%	10/15/27	62	51,917

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	235	$156,402
3.734%	12/08/47	47	34,892
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.950%	06/15/52	99	87,758
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	880	723,463
4.950%	09/22/27	214	208,726
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, SOFR + 0.600%
2.761%(c)	01/06/23	542	541,776
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	04/01/33	342	308,555
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	101	80,306
4.300%	01/15/26	89	85,356
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	398	390,528
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38	49	40,710
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	260	221,449
3.500%	05/01/50	151	105,639
4.950%	08/15/45	69	60,295
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	316	269,658
KeyBank NA,
Sr. Unsec’d. Notes
0.423%(ff)	01/03/24	435	429,278
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	231	221,413
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31	222	166,024
3.250%	08/01/50	279	174,918
4.800%	02/01/33(a)	478	428,876
KLA Corp.,
Sr. Unsec’d. Notes
4.950%	07/15/52	181	164,402
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	235	193,854
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	38	31,127
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	224	$211,091
Lear Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/52	195	115,065
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	202	148,870
2.950%	05/15/23	49	48,369
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	173	159,263
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	35	29,289
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	268	241,754
3.700%	04/15/46	424	303,550
4.250%	04/01/52	61	46,452
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	255	188,333
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	84	63,504
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	397	266,842
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	17	13,672
2.350%	06/24/40	49	32,893
2.750%	12/10/51	545	354,599
Meta Platforms, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	08/15/32	264	232,609
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	48	39,205
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27(a)	410	395,219
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	170	144,253
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24	215	202,554
2.670%	09/01/23	105	102,279
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	174	123,026
3.450%	08/08/36	158	138,086
3.700%	08/08/46(a)	328	272,365

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	31	$28,716
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	447	446,828
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	352	324,496
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	113	60,997
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	339	292,466
1.593%(ff)	05/04/27	1,364	1,178,418
4.210%(ff)	04/20/28(a)	589	550,927
Sr. Unsec’d. Notes, SOFR + 0.625%
3.129%(c)	01/24/25	683	669,738
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	488	416,144
2.699%(ff)	01/22/31	199	161,103
3.125%	01/23/23(a)	1,321	1,317,375
Sr. Unsec’d. Notes, MTN
1.164%(ff)	10/21/25	105	95,685
1.794%(ff)	02/13/32	25	18,279
1.928%(ff)	04/28/32	198	145,596
2.511%(ff)	10/20/32	139	106,396
2.802%(ff)	01/25/52	87	52,451
Sub. Notes
2.484%(ff)	09/16/36	486	348,253
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	113	105,478
MPLX LP,
Jr. Sub. Notes, Series B
6.875%(ff)	02/15/23(oo)	165	161,911
Sr. Unsec’d. Notes
1.750%	03/01/26	288	252,389
4.700%	04/15/48	105	80,336
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	89	53,689
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust Bond
1.350%	03/15/31	644	471,266
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	125	94,548
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	133	124,582
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	349	318,624
5.375%	11/15/29	56	52,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	138	$89,959
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	190	142,526
Sr. Sec’d. Notes, 144A
1.850%	08/01/31(a)	199	153,475
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	55	41,456
4.450%	05/15/69	49	38,695
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.270%
3.254%(c)	02/22/23	1,429	1,425,356
Gtd. Notes
5.000%	07/15/32	107	102,280
Gtd. Notes, 3 Month LIBOR + 2.125%
5.418%(c)	06/15/67	254	213,803
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	220	162,574
2.950%	09/01/29	202	171,044
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	171	111,505
3.950%	10/01/42	71	57,594
4.550%	06/01/53	107	90,735
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	125	82,387
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	25	21,861
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23	787	779,310
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	62	47,323
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	377	362,075
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	241	180,861
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	365	355,183
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	110	108,497
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	188	118,230

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	165	$137,720
2.875%	03/25/31(a)	264	207,965
3.600%	04/01/40	588	398,741
3.600%	04/01/50	133	83,213
3.625%	07/15/23(a)	1,900	1,881,139
3.850%	07/15/36	53	39,680
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	160	158,596
Pacific Gas & Electric Co.,
First Mortgage
1.700%	11/15/23	230	219,329
4.450%	04/15/42	208	146,536
4.500%	07/01/40	301	218,992
4.600%	06/15/43	161	114,355
PacifiCorp,
First Mortgage
2.700%	09/15/30	80	66,716
2.900%	06/15/52	233	148,791
3.300%	03/15/51	221	154,298
4.125%	01/15/49	79	63,060
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	73	63,251
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	188	121,151
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/17/23	964	962,625
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	443	333,007
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50	219	148,049
3.450%	03/15/29	258	237,660
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	70	48,888
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	395	300,060
3.875%	08/21/42	136	91,377
Phillips 66,
Gtd. Notes
2.150%	12/15/30	214	165,147
3.700%	04/06/23	1,400	1,395,150
Pine Street Trust I,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	230	210,270
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	202	154,686
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
6.339%(c)	03/30/67	368	$315,156
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	62	34,868
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27	405	390,440
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	160	132,584
First Mortgage, Series 36
2.700%	01/15/51	93	59,369
First Mortgage, Series 39
4.500%	06/01/52	96	82,960
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31	161	126,069
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	40	21,677
2.700%	05/01/50	93	58,610
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	130	108,856
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	358	306,704
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	215	164,306
2.375%	03/15/32	250	197,031
3.125%	07/01/50	180	120,794
3.750%	11/01/46	71	53,423
4.125%	11/16/28	670	626,921
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	298	246,565
3.700%	06/15/30	211	181,539
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	601	454,852
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.150%	01/21/23	433	429,318
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	73	42,981
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	147	121,434
2.000%	06/30/30	69	52,958
2.950%	09/15/29(a)	605	510,200

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51	184	$111,094
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	122	64,004
Gtd. Notes, 144A
2.900%	03/01/32	120	100,259
4.250%	05/01/29	264	248,237
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	354	323,201
4.500%	05/15/30(a)	413	376,353
5.000%	03/15/27	337	323,665
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	40	32,218
First Mortgage, Series UUU
3.320%	04/15/50	26	18,183
First Mortgage, Series XXX
3.000%	03/15/32	141	117,165
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	138	124,763
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52	225	179,055
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.200%	03/15/32	211	159,709
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	171	132,864
Southern California Edison Co.,
First Mortgage, Series 20A
2.950%	02/01/51	169	103,031
First Ref. Mortgage, Series B
3.650%	03/01/28	262	239,181
First Ref. Mortgage, Series C
3.600%	02/01/45	97	65,247
4.125%	03/01/48	133	98,825
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	457	436,991
Gtd. Notes, Series 20-A
1.750%	01/15/31	334	247,194
Gtd. Notes, Series 21A
3.150%	09/30/51	66	41,708
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	264	221,529
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	49	35,662
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	395	$405,970
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	124	91,613
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.700%	04/14/27	96	89,169
4.000%	04/14/32	60	52,094
Target Corp.,
Sr. Unsec’d. Notes
4.500%	09/15/32	227	216,271
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	75	72,109
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	60	49,267
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	120	83,196
5.875%	11/15/40	47	38,943
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	677	558,864
3.375%	04/15/29	484	418,013
Sr. Unsec’d. Notes
2.050%	02/15/28	173	143,580
3.875%	04/15/30	562	498,042
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	240	166,559
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	110	83,028
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	46	36,814
Union Electric Co.,
First Mortgage
2.150%	03/15/32	202	156,391
2.950%	03/15/30	149	128,944
3.900%	04/01/52	53	41,683
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.600%	09/15/37	101	82,062
4.375%	09/10/38	124	108,914
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	274	217,183
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	72	67,775
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	346	299,115

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	358	$250,457
3.050%	05/15/41	89	64,855
3.250%	05/15/51	124	86,397
3.500%	08/15/39	253	198,647
4.750%	05/15/52	119	106,414
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	152	108,617
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	80	64,832
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	161	125,691
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	423	317,568
1.750%	01/20/31	614	460,460
2.100%	03/22/28	106	89,445
2.355%	03/15/32	707	543,691
4.272%	01/15/36	623	533,120
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	442	258,445
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	273	197,579
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	129	122,879
4.300%	07/15/29	400	341,504
4.875%	05/13/24	249	242,469
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31	292	213,179
4.700%	05/15/30	733	658,954
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31	227	187,564
3.500%	05/13/40	119	91,944
3.600%	01/13/51(a)	107	79,689
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	157	140,913
4.279%	03/15/32(a)	647	532,713
5.050%	03/15/42	394	294,907
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
0.805%(ff)	05/19/25	1,178	1,091,972
1.654%(ff)	06/02/24	712	695,173
2.406%(ff)	10/30/25	201	187,831
3.350%(ff)	03/02/33	125	101,594
3.526%(ff)	03/24/28	782	709,699
3.584%(ff)	05/22/28	541	489,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.808%(ff)	07/25/28	700	$668,796
4.897%(ff)	07/25/33	321	295,280
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/32	181	141,102
3.100%	01/15/30	203	169,063
3.850%	06/15/32	66	56,474
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	397	255,703
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	408	320,349
5.400%	03/04/44	124	108,330
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	151	116,009
2.450%	02/01/32	115	85,411
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	282	232,478
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/45	35	27,499
Zoetis, Inc.,
Sr. Unsec’d. Notes
4.700%	02/01/43	168	147,362
			110,608,155

Total Corporate Bonds (cost $193,616,246)			166,596,146
Floating Rate and other Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
9.615%(c)	12/18/26	540	511,108
Moran Foods LLC,
Term Loan
—%(p)	04/01/24	119	100,658
—%(p)	10/01/24	171	117,798

Total Floating Rate and other Loans (cost $706,796)			729,564
Municipal Bonds — 0.0%
New York
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	385	348,400
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	150	129,614

Total Municipal Bonds (cost $688,226)			478,014

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
United States
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	618	$30,985
Fannie Mae REMIC,
Series 2013-13, Class IK, IO
2.500%	03/25/28	456	21,630
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
8.270%(s)	05/25/44	194	143,577
Series 2004-W12, Class 1PO, PO
4.966%(s)	07/25/44	170	141,727
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	3	2,859
Series 2003-78, Class B
5.000%	08/25/23	17	17,314
Series 2004-70, Class EB
5.000%	10/25/24	3	3,119
Series 2006-044, Class P, PO
4.542%(s)	12/25/33	22	18,014
Series 2007-109, Class YI, IO, 1 Month LIBOR + 6.450% (Cap 6.450%, Floor 0.000%)
3.366%(c)	12/25/37	271	20,545
Series 2008-85, Class EB
5.000%	09/25/28	15	15,423
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
6.867%(s)	02/25/44	229	177,281
Freddie Mac REMICS,
Series 2846, Class GB
5.000%	08/15/24	44	43,884
Series 3704, Class DC
4.000%	11/15/36	21	20,934
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	285	14,836
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	289	290,701
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
2.787%(c)	04/20/60	2	2,119
Series 2013-184, Class KZ
2.500%	12/20/43	830	647,531
Series 2013-H04, Class BA
1.650%	02/20/63	3	3,009
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.757%(c)	02/20/62	2	1,762

Total Residential Mortgage-Backed Securities (cost $1,897,744)			1,617,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 0.1%
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	460	$427,599
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30(a)	670	558,110
4.280%	08/14/41	510	370,642
			928,752
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31	332	262,861

Total Sovereign Bonds (cost $2,036,659)			1,619,212
U.S. Government Agency Obligations — 6.9%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51	1,349	1,098,207
2.500%	07/01/50	316	267,579
2.500%	07/01/50	643	543,750
2.500%	08/01/50	878	744,701
2.500%	10/01/50	1,725	1,461,660
2.500%	12/01/50	4,478	3,784,340
2.500%	02/01/51	308	260,889
2.500%	02/01/51	691	584,564
2.500%	02/01/51	1,485	1,256,772
2.500%	03/01/51	989	837,230
2.500%	11/01/51	2,023	1,712,172
3.000%	12/01/49	1,936	1,703,529
3.500%	03/01/32	288	271,600
3.500%	06/01/49	6,350	5,829,952
3.500%	04/01/52	4,459	4,045,611
4.000%	02/01/26	50	48,892
4.000%	08/01/47	2,984	2,815,751
4.000%	12/01/47	946	891,356
4.000%	07/01/48	568	537,686
4.000%	01/01/49	916	864,546
4.000%	05/01/52	4,371	4,068,944
4.500%	09/01/24	7	6,917
4.500%	08/01/30	85	82,423
4.500%	04/01/47	76	73,385
4.500%	05/01/47	278	268,999
4.500%	09/01/49	948	923,512
4.500%	07/01/52	8,541	8,159,939
5.000%	07/01/23	8	7,697
5.000%	10/01/23	6	5,776
5.000%	11/01/23	—(r)	490
5.000%	06/01/30	64	63,481
5.000%	10/01/40	252	254,187
5.000%	07/01/52	3,756	3,663,121
5.500%	06/01/23	4	3,629
5.500%	12/01/24	2	2,018
5.500%	04/01/27	20	19,709
5.500%	06/01/35	61	62,558

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc.
2.000%	03/01/51	3,413	$2,779,539
2.500%	08/01/50	306	258,899
2.500%	09/01/50	1,094	926,249
2.500%	09/01/50	3,446	2,920,004
2.500%	09/01/50	5,068	4,289,823
2.500%	12/01/51	1,744	1,476,777
2.500%	01/01/52	2,104	1,777,008
3.000%	07/01/50	2,052	1,805,155
3.000%	08/01/50	1,546	1,363,700
3.000%	09/01/50	3,023	2,665,630
3.000%	08/01/51	2,204	1,934,522
3.500%	08/01/32	216	203,839
3.500%	10/01/32	272	252,934
3.500%	04/01/33	71	66,000
3.500%	04/01/33	294	269,535
3.500%	05/01/33	292	271,516
3.500%	09/01/42	257	236,883
3.500%	10/01/42	249	229,173
3.500%	01/01/43	316	291,133
3.500%	07/01/43	293	269,711
3.500%	07/01/50	399	362,331
4.000%	06/01/47	376	356,285
4.000%	10/01/47	1,477	1,392,231
4.000%	05/01/49	2,801	2,650,882
4.000%	11/01/50	651	615,872
4.000%	05/01/51	1,245	1,176,701
4.500%	06/01/26	86	84,240
4.500%	09/01/26	29	28,243
4.500%	04/01/47	450	434,996
5.000%	05/01/23	4	3,515
5.000%	06/01/23	5	4,596
5.000%	01/01/26	60	59,686
5.000%	12/01/29	66	64,625
5.000%	10/01/39	145	146,621
5.000%	07/01/41	88	88,143
5.000%	07/01/52	4,137	4,034,475
5.500%	TBA	2,750	2,727,227
5.500%	01/01/26	8	8,005
5.500%	06/01/26	9	8,508
5.500%	05/01/28	42	41,790
5.500%	05/01/33	92	94,151
5.500%	06/01/33	25	25,186
5.500%	10/01/33	53	54,355
5.500%	01/01/34	157	162,014
5.500%	02/01/35	68	69,621
5.500%	04/01/36	29	28,901
5.500%	04/01/37	93	95,111
6.000%	10/01/22	—(r)	16
6.000%	10/01/27	52	52,860
6.000%	11/01/27	41	42,048
Government National Mortgage Assoc.
2.000%	11/20/50	8,306	6,972,903
2.500%	09/20/51	10,398	8,968,446
3.000%	10/20/51	16,171	14,323,675
3.000%	11/20/51	8,550	7,577,928
4.500%	06/20/25	27	26,037
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/15/39	204	$202,714
5.000%	04/15/25	234	234,905
5.000%	11/15/39	597	601,052
5.000%	09/20/52	6,550	6,426,910
5.500%	TBA	4,500	4,482,422
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35	600	323,537

Total U.S. Government Agency Obligations (cost $151,220,253)			136,569,366
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds
1.125%	08/15/40	930	575,873
2.000%	11/15/41	40	28,625
2.250%	05/15/41	629	475,386
2.375%	11/15/49	30	22,570
2.875%	05/15/52	64	53,399
3.000%	11/15/44	38	31,718
3.125%	05/15/48	65	56,174
3.750%	08/15/41	660	632,363
3.750%	11/15/43	416	394,810
3.875%	08/15/40	2,315	2,274,488
4.375%	05/15/40	1,247	1,311,493
U.S. Treasury Notes
0.125%	01/31/23(k)	49,399	48,816,345
0.250%	06/15/24	7,320	6,835,622
0.375%	07/15/24	3,359	3,135,810
0.375%	09/15/24	4,390	4,071,382
0.500%	03/15/23(k)	1,810	1,782,638
0.500%	03/31/25	2,700	2,462,695
0.625%	07/31/26	6,883	6,021,550
0.750%	05/31/26	3,700	3,268,430
1.125%	01/15/25(a)	15,080	14,046,784
1.250%	12/31/26	4,790	4,254,867
1.750%	12/31/24	341	322,991
1.750%	12/31/26	160	145,338
1.875%	08/31/24	45	43,024
2.125%	02/29/24	30	29,093
2.250%	03/31/24	3,240	3,142,294
2.500%	05/15/24	90	87,409
2.500%	03/31/27	580	541,756
2.625%	05/31/27(a)	8,978	8,428,098
2.750%	07/31/27	1,480	1,393,744
3.000%	07/31/24	6,200	6,061,953
3.250%	08/31/24	5,280	5,184,506

Total U.S. Treasury Obligations (cost $132,677,438)			125,933,228

Total Long-Term Investments (cost $1,586,575,513)			1,385,100,043

Shares
Short-Term Investments — 34.6%
Affiliated Mutual Funds — 30.4%
PGIM Core Ultra Short Bond Fund(wa)	508,951,145	508,951,145

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $90,643,660; includes $90,352,790 of cash collateral for securities on loan)(b)(wa)	90,710,104	$90,646,607

Total Affiliated Mutual Funds (cost $599,594,805)		599,597,752

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.5%
Canada — 0.2%
Bank of Nova Scotia (The)
SOFR + 0.530%
3.490%(c)	02/06/23	3,465	3,467,268
Japan — 0.1%
Sumitomo Mitsui Banking Corp.
SOFR + 0.510%
3.470%(c)	12/27/22	1,696	1,697,104
Singapore — 0.0%
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.470%
3.430%(c)	01/24/23	1,032	1,032,674
United States — 0.2%
Cooperatieve Rabobank UA
2.800%	05/17/23	612	605,870
Credit Suisse AG
1.100%	02/03/23	500	494,824
Skandinaviska Enskilda Banken AB
0.000%	06/01/23	750	741,819
Standard Chartered Bank
0.000%	05/26/23	693	685,510
4.020%	08/11/23	1,150	1,143,382
Sumitomo Mitsui Banking Corp.
2.700%	04/25/23	750	742,504
Toronto-Dominion Bank (The)
2.900%	06/01/23	691	683,075
			5,096,984

Total Certificates of Deposit (cost $11,339,000)				11,294,030
Commercial Paper(n) — 2.7%
Canada — 0.3%
CDP Financial, Inc.
2.954%	12/27/22	3,800	3,766,272
Toronto-Dominion Bank (The)
3.625%	02/15/23	2,000	1,970,437
			5,736,709
Norway — 0.1%
DnB Bank ASA
3.763%	05/15/23	1,900	1,847,405
Singapore — 0.1%
DBS Bank Ltd.
3.562%	02/13/23	2,000	1,969,816
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
United States — 2.2%
Allianz SE
1.969%	11/01/22	750	$747,921
3.542%	02/06/23	556	548,280
ASB Bank Ltd.
4.102%	08/18/23	620	595,145
Banco Santander SA
, 144A
3.281%	12/01/22	2,000	1,988,120
Canadian Imperial Bank of Commerce
3.811%	07/26/23	1,885	1,811,934
Citigroup Global Markets, Inc.
2.807%	05/17/23	745	724,840
Credit Industriel Et Commercial
3.688%	02/09/23	1,450	1,429,425
DNB Bank ASA
3.963%	08/16/23	1,911	1,834,016
Enbridge, Inc.
3.771%	02/06/23	1,425	1,402,364
Enel Finance America LLC
2.971%	10/03/22	1,400	1,399,613
Goldman Sachs Group, Inc. (The)
2.796%	05/15/23	750	729,523
HSBC USA Inc.
4.177%	08/01/23	1,900	1,825,228
KEB Hana Bank
3.771%	01/17/23	2,129	2,104,698
Komatsu Finance America, Inc.
2.806%	12/15/22	2,000	1,985,623
Kookmin Bank Co., Ltd.
2.197%	11/23/22	216	214,913
Lloyds Bank Corporate Markets PLC
3.624%	03/13/23	700	686,900
3.782%	05/08/23	1,000	973,686
LVMH Moet Hennessy Louis Vuitton SE
2.736%	12/21/22	1,000	991,994
Natixis Bank
3.595%	03/28/23	1,882	1,841,303
Natixis SA
2.245%	12/01/22	750	745,753
Ontario Teachers’ Finance Trust
4.152%	03/09/23	1,304	1,280,134
PSP Capital, Inc.
3.429%	02/15/23	3,800	3,743,175
Raytheon Technologies Corp.
3.535%	11/07/22	1,425	1,419,609
Royal Bank of Canada
0.827%	01/20/23	250	247,035
Skandinaviska Enskilda Banken AB
2.164%	10/03/22	2,000	1,999,491
Societe Generale SA
0.634%	01/04/23	250	247,640
Svenska Handelsbanken AB
0.807%	01/18/23	345	341,166
3.561%	02/22/23	2,000	1,969,647
4.017%	08/15/23	1,900	1,822,857

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
United States (cont’d.)
The Bank of Nova Scotia
2.072%	11/14/22	750	$746,977
Toronto-Dominion Bank (The)
3.234%	01/03/23	2,000	1,981,369
Toyota Industries Commercial Finance, Inc.
4.017%	06/09/23	1,264	1,225,458
Westpac Securities NZ Ltd.
0.523%	11/25/22	250	248,735
3.490%	02/02/23	1,500	1,480,479
			43,335,051

Total Commercial Paper (cost $53,038,390)			52,888,981
Corporate Bonds — 0.1%
United States
Pacific Gas & Electric Co.,
3.803%(c)	11/14/22	110,000	109,828
Toyota Motor Credit Corp.,
3.710%(c)	07/25/23	1,369,000	1,371,648

Total Corporate Bonds (cost $1,479,000)			1,481,476
U.S. Treasury Obligations(n) — 0.9%
U.S. Treasury Bills
2.485%	10/11/22	2,799	2,797,453
2.461%	10/18/22	3,600	3,596,135
2.155%	12/15/22	5,000	4,970,924
2.481%	12/29/22	5,600	5,556,719
2.461%	04/20/23(k)	677	663,498
3.267%	07/13/23(k)	626	607,730

Total U.S. Treasury Obligations (cost $18,214,941)			18,192,459

Options Purchased*~ — 0.0%
(cost $48,750)	37,500

Total Short-Term Investments (cost $683,714,886)	683,492,198

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—104.8% (cost $2,270,290,399)	2,068,592,241

Option Written*~ — (0.0)%
(premiums received $41,250)	(33,750)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—104.8% (cost $2,270,249,149)	2,068,558,491

Liabilities in excess of other assets(z) — (4.8)%	(94,732,353)

Net Assets — 100.0%	$1,973,826,138

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STOXX	Stock Index of the Eurozone
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TRQX	Turquoise Stock Exchange
TSE	Toronto Stock Exchange
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XHKG	Hong Kong Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $725,507 and 0.0% of net assets.

A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,045,958; cash collateral of $90,352,790 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$115.00		120		120	$28,125
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$117.00		120		120	9,375
Total Options Purchased (cost $48,750)								$37,500
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$116.00		240		240	$(33,750)
(premiums received $41,250)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,013	10 Year U.S. Treasury Notes	Dec. 2022	$225,581,813	$(9,672,032)
109	10 Year U.S. Ultra Treasury Notes	Dec. 2022	12,914,797	(102,567)
71	20 Year U.S. Treasury Bonds	Dec. 2022	8,974,844	(512,270)
866	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	118,642,000	(8,816,777)
447	DJ US Real Estate Index	Dec. 2022	14,201,190	(2,633,858)
2,790	Mini MSCI EAFE Index	Dec. 2022	231,653,700	(25,408,985)
1,534	Mini MSCI Emerging Markets Index	Dec. 2022	66,844,050	(7,297,113)
871	S&P 500 E-Mini Index	Dec. 2022	156,845,325	(17,390,963)
				(71,834,565)
Short Positions:
239	2 Year U.S. Treasury Notes	Dec. 2022	49,088,360	64,748
31	5 Year U.S. Treasury Notes	Dec. 2022	3,332,742	4,043
1,866	10 Year Euro-Bund	Dec. 2022	253,266,814	6,762,510
70	10 Year Japanese Bonds	Dec. 2022	71,726,663	206,118
1,860	Euro STOXX 50 Index	Dec. 2022	60,428,903	5,067,360
3,972	MSCI Europe Index	Dec. 2022	95,139,020	9,349,305
A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
878	Russell 2000 E-Mini Index	Dec. 2022	$73,304,220	$9,656,290
235	S&P Mid Cap 400 E-Mini Index	Dec. 2022	51,892,700	6,984,089
90	TOPIX Index	Dec. 2022	11,417,122	789,073
				38,883,536
				$(32,951,029)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/22	Citibank, N.A.	AUD	10,865	$7,566,527	$6,952,654	$—	$(613,873)
British Pound,
Expiring 10/31/22	Citibank, N.A.	GBP	20,184	21,613,321	22,551,385	938,064	—
Expiring 10/31/22	Merrill Lynch International	GBP	469	532,163	524,219	—	(7,944)
Expiring 10/31/22	State Street Bank & Trust Company	GBP	9,884	11,929,846	11,043,117	—	(886,729)
Canadian Dollar,
Expiring 10/31/22	The Toronto-Dominion Bank	CAD	17,242	13,390,161	12,480,649	—	(909,512)
Danish Krone,
Expiring 10/31/22	Citibank, N.A.	DKK	4,301	562,110	568,228	6,118	—
Expiring 10/31/22	Citibank, N.A.	DKK	3,317	446,783	438,202	—	(8,581)
Expiring 10/31/22	Merrill Lynch International	DKK	5,084	697,972	671,584	—	(26,388)
Expiring 10/31/22	Merrill Lynch International	DKK	3,264	448,882	431,193	—	(17,689)
Expiring 10/31/22	State Street Bank & Trust Company	DKK	5,924	813,616	782,581	—	(31,035)
Euro,
Expiring 10/31/22	Citibank, N.A.	EUR	433	433,159	424,901	—	(8,258)
Expiring 10/31/22	Merrill Lynch International	EUR	2,890	2,808,590	2,838,586	29,996	—
Expiring 10/31/22	Merrill Lynch International	EUR	517	512,080	507,733	—	(4,347)
Expiring 10/31/22	Royal Bank of Canada	EUR	2,181	2,184,445	2,142,044	—	(42,401)
Expiring 10/31/22	Royal Bank of Canada	EUR	1,035	1,036,637	1,016,902	—	(19,735)
Expiring 10/31/22	Royal Bank of Canada	EUR	791	789,504	777,322	—	(12,182)
Expiring 10/31/22	Royal Bank of Canada	EUR	752	768,729	738,413	—	(30,316)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	2,086	2,094,218	2,049,088	—	(45,130)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	541	533,958	530,859	—	(3,099)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	435	435,697	427,027	—	(8,670)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	423	425,930	415,352	—	(10,578)
Hong Kong Dollar,
Expiring 10/31/22	Citibank, N.A.	HKD	2,870	366,434	365,858	—	(576)
Japanese Yen,
Expiring 10/31/22	Barclays Bank PLC	JPY	117,000	857,260	810,726	—	(46,534)
Expiring 10/31/22	Merrill Lynch International	JPY	496,605	3,500,557	3,441,118	—	(59,439)
Expiring 10/31/22	Merrill Lynch International	JPY	119,783	831,438	830,012	—	(1,426)
Expiring 10/31/22	Royal Bank of Canada	JPY	266,942	1,868,000	1,849,717	—	(18,283)
Expiring 10/31/22	Royal Bank of Canada	JPY	119,308	833,492	826,720	—	(6,772)
Expiring 10/31/22	Royal Bank of Canada	JPY	72,441	504,521	501,968	—	(2,553)
Expiring 10/31/22	State Street Bank & Trust Company	JPY	192,325	1,379,373	1,332,673	—	(46,700)
Norwegian Krone,
Expiring 10/31/22	Royal Bank of Canada	NOK	5,389	550,162	495,016	—	(55,146)
Singapore Dollar,
Expiring 10/31/22	Royal Bank of Canada	SGD	624	450,319	434,472	—	(15,847)
Swedish Krona,
Expiring 10/31/22	Citibank, N.A.	SEK	20,417	1,814,149	1,842,285	28,136	—
A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/31/22	Merrill Lynch International	CHF	10,082	$10,545,641	$10,245,689	$—	$(299,952)
Expiring 10/31/22	State Street Bank & Trust Company	CHF	917	933,311	931,570	—	(1,741)
				$94,458,985	$92,219,863	1,002,314	(3,241,436)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/31/22	Citibank, N.A.	GBP	1,774	$2,027,273	$1,982,631	$44,642	$—
Expiring 10/31/22	Citibank, N.A.	GBP	448	515,816	500,203	15,613	—
Expiring 10/31/22	Royal Bank of Canada	GBP	886	1,075,521	989,628	85,893	—
Expiring 10/31/22	Royal Bank of Canada	GBP	821	989,899	917,594	72,305	—
Expiring 10/31/22	Royal Bank of Canada	GBP	376	443,910	420,382	23,528	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	1,470	1,630,984	1,642,476	—	(11,492)
Expiring 10/31/22	State Street Bank & Trust Company	GBP	1,170	1,410,519	1,307,128	103,391	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	878	1,038,541	980,515	58,026	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	601	727,705	671,410	56,295	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	586	628,087	655,181	—	(27,094)
Expiring 10/31/22	State Street Bank & Trust Company	GBP	445	510,913	497,139	13,774	—
Canadian Dollar,
Expiring 10/31/22	Citibank, N.A.	CAD	2,544	1,859,524	1,841,236	18,288	—
Danish Krone,
Expiring 10/31/22	State Street Bank & Trust Company	DKK	26,441	3,452,110	3,492,857	—	(40,747)
Expiring 10/31/22	The Toronto-Dominion Bank	DKK	70,844	9,781,977	9,358,547	423,430	—
Euro,
Expiring 10/31/22	Citibank, N.A.	EUR	2,581	2,580,015	2,534,662	45,353	—
Expiring 10/31/22	Citibank, N.A.	EUR	2,548	2,624,726	2,502,372	122,354	—
Expiring 10/31/22	Merrill Lynch International	EUR	738	742,365	724,703	17,662	—
Expiring 10/31/22	Royal Bank of Canada	EUR	976	952,381	958,189	—	(5,808)
Expiring 10/31/22	Royal Bank of Canada	EUR	497	495,910	487,962	7,948	—
Expiring 10/31/22	State Street Bank & Trust Company	EUR	91,336	88,264,915	89,704,826	—	(1,439,911)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	3,992	4,111,364	3,920,680	190,684	—
Expiring 10/31/22	State Street Bank & Trust Company	EUR	723	736,889	710,176	26,713	—
Expiring 10/31/22	State Street Bank & Trust Company	EUR	420	416,985	412,290	4,695	—
Expiring 10/31/22	State Street Bank & Trust Company	EUR	335	326,098	328,644	—	(2,546)
Expiring 10/31/22	The Toronto-Dominion Bank	EUR	13,555	13,944,289	13,313,067	631,222	—
Hong Kong Dollar,
Expiring 10/31/22	State Street Bank & Trust Company	HKD	2,870	366,201	365,858	343	—
Japanese Yen,
Expiring 10/31/22	Barclays Bank PLC	JPY	39,073	288,769	270,746	18,023	—
Expiring 10/31/22	Citibank, N.A.	JPY	308,132	2,135,370	2,135,135	235	—
Expiring 10/31/22	Royal Bank of Canada	JPY	52,344	395,928	362,706	33,222	—
Expiring 10/31/22	State Street Bank & Trust Company	JPY	77,927	577,228	539,980	37,248	—
Norwegian Krone,
Expiring 10/31/22	Citibank, N.A.	NOK	1,519	141,800	139,562	2,238	—
Expiring 10/31/22	State Street Bank & Trust Company	NOK	5,755	557,509	528,619	28,890	—
Swedish Krona,
Expiring 10/31/22	Citibank, N.A.	SEK	6,233	552,585	562,429	—	(9,844)
Expiring 10/31/22	Merrill Lynch International	SEK	3,868	350,789	349,062	1,727	—
Expiring 10/31/22	Royal Bank of Canada	SEK	9,553	938,762	861,980	76,782	—
Expiring 10/31/22	State Street Bank & Trust Company	SEK	5,118	478,239	461,824	16,415	—
A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/31/22	Citibank, N.A.	CHF	1,629	$1,649,441	$1,655,605	$—	$(6,164)
				$149,721,337	$149,088,004	2,176,939	(1,543,606)
						$3,179,253	$(4,785,042)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/22	Buy	GBP	1,350	EUR	1,533	$1,931	$—	Citibank, N.A.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 842	$(74,850)	$—	$(74,850)
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 868	51,904	—	51,904
Arkema SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,078	(105,602)	—	(105,602)
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 1,048	(38,388)	—	(38,388)
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,232	70,890	—	70,890
Barclays PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 1,864	(246,876)	—	(246,876)
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 3,146	(105,782)	—	(105,782)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 1,144	(183,914)	—	(183,914)
Corporacion Acciona Energias Renovables SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,231	(91,766)	—	(91,766)
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 2,312	37,224	—	37,224
Diploma PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 813	(47,730)	—	(47,730)
Engie SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,658	(113,408)	—	(113,408)
Glencore PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 2,198	10,714	—	10,714
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 440	(110,836)	—	(110,836)
JD Sports Fashion PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 575	(119,459)	—	(119,459)
Lloyds Banking Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 1,426	(137,126)	—	(137,126)
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 3,055	(185,896)	—	(185,896)
A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Total return swap agreements outstanding at September 30, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Oxford Instruments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 491	$(63,349)	$—	$(63,349)
Pernod Ricard SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,774	15,279	—	15,279
Reckitt Benckiser Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 1,373	(121,235)	—	(121,235)
RELX PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 1,390	(43,410)	—	(43,410)
Sanofi SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 2,405	(78,765)	—	(78,765)
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,020	(89,660)	—	(89,660)
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	GBP 571	(104,958)	—	(104,958)
TotalEnergies SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 3,739	(90,912)	—	(90,912)
Verallia SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 774	(38,805)	—	(38,805)
Vinci SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/22	EUR 1,631	(169,861)	—	(169,861)
					$(2,176,577)	$—	$(2,176,577)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31